Document And Entity Information	3 Months Ended
Mar. 15, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Santo Mining Corp.
Document Type	S-1
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	65,396,269
Amendment Flag	false
Entity Central Index Key	0001499275
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 15, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

Santo Mining Corp. - Balance Sheets (USD $)	Jul. 31, 2012
CURRENT ASSETS
Cash	$ 50,793
Total Current Assets	50,793
Mineral claim	63,912
Website, net of amortization of $1,340 and $303, respectively	3,540
Deposit	16,826
TOTAL ASSETS	135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses	46,172
Related party payable	79,696
TOTAL LIABILITIES	125,868
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 63,635,340 and 62,962,505 shares issued and outstanding, respectively	636
Additional paid-in capital	290,123
Deficit accumulated during development stage	(281,556)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 135,071

Santo Mining Corp. - Balance Sheets (Parentheticals) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Website, net of amortization (in Dollars)	$ 1,340	$ 303
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in Shares)	450,000,000	450,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	450,000,000	450,000,000
Common stock, shares issued (in Shares)	63,635,340	62,962,505
Common stock, shares outstanding (in Shares)	63,635,340	62,962,505

Santo Mining Corp. - Statements of Operations (USD $)	12 Months Ended	37 Months Ended
	Jul. 31, 2012	Jul. 31, 2012
OPERATING EXPENSES:
Consulting fees	$ 92,422	$ 111,011
Executive compensation	7,327	7,327
General and administrative	16,877	33,431
Transfer agent fees	4,804	13,319
Legal and accounting fees	87,995	116,299
Total operating expenses	209,425	281,387
Foreign currency transaction gain (loss)	(18)	(173)
Interest income		4
Total other income (expense)	(18)	(169)
Net loss	$ (209,443)	$ (281,556)
Basic and diluted loss per common share (in Dollars per share)	$ 0
of common shares outstanding (in Shares)	63,105,091

Santo Mining Corp. - Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balances, July at Jul. 31, 2009
Net loss			$ (2,135)	$ (2,135)
Balances, July at Jul. 31, 2010			(2,135)	36,815
Balances, July at Jul. 28, 2010
Shares issued for cash on	255	33,695		33,950
Shares issued for cash on (in Shares)	25,462,505
Balances, July at Jul. 31, 2010	630	38,320		36,815
Balances, July (in Shares) at Jul. 31, 2010	62,962,505
Balances, July at Jul. 01, 2011
Shares issued for cash on		4,142		4,142
Balances, July at Jul. 31, 2012		290,123		9,203
Balances, July at Jul. 05, 2011
Net loss			(209,443)	(209,443)
Balances, July at Jul. 31, 2012			(281,556)	9,203
Balances, July at Jul. 16, 2011
Shares issued for cash on	2	46,665		46,667
Shares issued for cash on (in Shares)	233,335
Balances, July at Jul. 31, 2012	$ 636	$ 290,123		$ 9,203
Balances, July (in Shares) at Jul. 31, 2012	63,635,340

Santo Mining Corp. - Statements of Cash Flows (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (209,443)	$ (69,978)	$ (281,556)
Amortization expense	1,037	303	1,340
Share-based compensation	46,667		46,667
Accounts payable and accrued expenses	42,382	3,790	46,172
Prepaid expense and deposit		15,720
Net cash used in operating activities	(119,357)	(50,165)	(187,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposit on mineral claim	(16,826)		(16,826)
Purchase of mineral claim	(59,770)		(59,770)
Payments for website		(4,880)	(4,880)
Net cash used in investing activities	(76,596)	(4,880)	(81,476)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock	201,000		239,950
Proceeds from related party payable	43,559	34,500	79,696
Net cash provided by financing activities	244,559	34,500	319,646
Net change in cash	48,606	(20,545)	50,793
Cash and cash equivalents, beginning of period	2,187	22,732
Cash and cash equivalents, end of period	50,793	2,187	50,793
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Interest paid		4	4
Income tax paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claim	$ 4,142		$ 4,142

Santo Mining Corp. - Balance Sheet - Unaudited (USD $)	Oct. 31, 2012	Jul. 31, 2012
CURRENT ASSETS
Cash		$ 50,793
Total Current Assets		50,793
Website, net of amortization of $1,502 and $1,340, respectively		3,540
Deposit		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Related party payable		79,696
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 64,352,005 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during development stage	484,067	(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		135,071
Scenario, Actual [Member]
CURRENT ASSETS
Cash	184,715	50,793
Prepaid expense	5,833
Total Current Assets	190,548	50,793
Mineral Claims	116,915	63,912
Website, net of amortization of $1,502 and $1,340, respectively	3,588	3,540
Deposit		16,826
TOTAL ASSETS	311,051	135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses	94,677	46,172
Related party payable	79,696	79,696
TOTAL LIABILITIES	174,373	125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 64,352,005 and 63,635,340 shares issued and outstanding, respectively	644	636
Additional paid-in capital	620,101	290,123
Deficit accumulated during development stage	(484,067)	(281,556)
TOTAL STOCKHOLDERS' EQUITY	136,678	9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 311,051	$ 135,071

Santo Mining Corp. - Balance Sheet - Unaudited (Parentheticals) (Scenario, Actual [Member], USD $)	Oct. 31, 2012	Jul. 31, 2012
Website, net of amortization (in Dollars)	$ 1,502	$ 1,340
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in Shares)	450,000,000	450,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	450,000,000	450,000,000
Common stock, shares issued (in Shares)	64,352,005	64,352,005
Common stock, shares outstanding (in Shares)	63,635,340	63,635,340

Santo Mining Corp. - Statements of Operations - Unaudited (USD $)	3 Months Ended		40 Months Ended
	Oct. 31, 2012 Scenario, Plan [Member]	Oct. 31, 2011 Scenario, Actual [Member]	Oct. 31, 2012 Scenario, Previously Reported [Member]
OPERATING EXPENSES
Consulting fees	$ 130,870	$ 2,540	$ 241,881
General and administrative	54,551	459	93,969
Amortization expense	162	244	1,502
Transfer agent fees	2,667	600	15,986
Legal and accounting fees	14,261	8,340	130,560
Total operating expenses	202,511	12,183	483,898
Foreign currency transaction loss		(12)	(173)
Interest income			4
Total other expense		(12)	(169)
Net loss	$ (202,511)	$ (12,195)	$ (484,067)
Basic and diluted loss per common share (in Dollars per share)	$ 0	$ 0
Basic and diluted weighted average number of common shares outstanding (in Shares)	63,967,586	62,962,496

Santo Mining Corp. - Statements of Cash Flows - Unaudited (USD $)	3 Months Ended
	Oct. 31, 2012 Scenario, Actual [Member]	Oct. 31, 2011 Scenario, Plan [Member]	Oct. 31, 2012 Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (202,511)	$ (12,195)	$ (484,067)
Amortization expense	162	244	1,502
Share-based compensation	17,499		64,166
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	48,505	9,040	94,677
Net cash used in operating activities	(136,345)	(2,911)	(323,722)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of mineral claims	(29,523)		(106,119)
Payments for website	(210)		(5,090)
Net cash used in investing activities	(29,733)		(111,209)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	300,000		539,950
Proceeds from related party payable		2,540	79,696
Net cash provided by financing activities	300,000	2,540	619,646
Net change in cash	133,922	(371)	184,715
Cash, beginning of period	50,793	2,187
Cash, end of period	184,715	1,816	184,715
SUPPLEMENTAL CASHFLOW DISCLOSURES:
Interest paid			4
Income taxes paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claims	$ 6,654		$ 10,796

Note 1. Description of Business	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1.  Description of Business

Santo Mining Corp. (formerly Santo Pita Corporation) (referred to as we, the “Company” or “Santo Mining”) was incorporated in the State of Nevada on July 8, 2009.

The Company’s original business operations were divided into two segments: 1) through an informative and interactive website, where both dentists and patients can access dental information and have online consultations; and 2) mobile teeth whitening service.

In 2012, the Company’s management decided to redirect the Company’s business focus towards identifying and pursuing options regarding the acquisition of mineral exploration property with the focus on gold and other precious metals in north western Dominican Republic.

On July 30, 2012, the Company entered into a mineral property acquisition agreement (the "Acquisition Agreement") with GEXPLO, SRL (the "Vendor") and Rosa Habeila Feliz Ruiz, an officer and director of the Company, whereby the Company agreed to acquire from the Vendor an undivided one hundred percent (100%) interest in and to a mineral claim known as Alexia, which is located in the province of Dajabon, in the municipalities of Dajabon and Partido, specifically in the sections Chaucey, La Gorra and Partido Arriba, covering  Los Indios, Pueblo Nuevo, Hatico Viejo, El Junco, La Gallina, Tahuique and Charo located in the Dajabon 5874-I (11) and Loma de Cabrera 5874-II (19) topographical sheets. Pursuant to the terms of the Acquisition Agreement, in consideration of an undivided 100% interest in and to the Alexia Claim, the Vendor will receive 6,456,600 shares of the Company’s common stock transferred from Ms. Ruiz and the cancellation of the promissory note for $59,770 from the Company to the Vendor dated May 31, 2012.

After the Company completed its acquisition of Alexia, the Company began to operate in the mining business.

Note 2. Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Significant Accounting Policies [Text Block]

Note 2.  Summary of Significant Accounting Policies

The summary of significant accounting policies presented below is designed to assist in understanding Santo Mining’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, which is responsible for the integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) in all material respects and have been consistently applied in preparing the accompanying financial statements.

Use of Estimates

The Company prepares its financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Adjustments—Functional Currency is the U.S. Dollar

The Company's functional currency for all operations worldwide is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the year. Income statement accounts are translated at average rates for the year. Any translation adjustments are reflected as a separate component of stockholders’ equity and have no effect on current earnings. Gains and losses resulting from foreign currency transactions are included in current results of operations. Aggregate foreign currency transaction gains and losses included in operations totaled a loss of $18 in 2012 and a gain of $10 in 2011.

Stock Split

On March 26, 2012, we effected a 1-for-4.5 forward stock split of our common stock. On July 9, 2012, we effected a 4-for-1 reverse stock split of our common stock. All share and per share amounts have been restated retroactively for the impact of the splits.

Reclassifications

Certain amounts have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

Santo Mining considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines or to develop mine areas substantially in advance of production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects, including related property and equipment costs, are charged to mining costs. To determine if these costs are in excess of their recoverable amount, periodic evaluations of the carrying value of capitalized costs and any related property and equipment costs are performed. These evaluations are based upon expected future cash flows and/or estimated salvage value. And no impairment charges have been recorded by the Company. As of July 31, 2012, the Company capitalized $63,912 of mineral claim acquisition costs.

Website

Website is carried at cost, with amortization provided on a straight-line basis over its estimated useful lives of five years. During the years ended July 31, 2012, 2011 and the period from July 8, 2009 (Inception) through July 31, 2012, the Company recorded amortization expense of $1,037, $303 and $1,340, respectively.

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company computes a deferred tax asset for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Fair Values of Financial Instruments

Management believes that the carrying amounts of the Company’s financial instruments, consisting primarily of cash and accounts payable, approximated their fair values as of July 31, 2012 and 2011, due to their short-term nature.

Stock-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and common shares based on the last quoted market price of the Company’s common stock on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual for feature rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Basic and Diluted Earnings (Loss) Per Common Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For all periods presented, there were no potentially dilutive securities outstanding.

Subsequent Events

The Company evaluated events subsequent to July 31, 2012 through the date the financial statements were issued for disclosure considerations.

Recently Issued Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.

Note 3. Going Concern	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Going Concern Note

NOTE 2. – GOING CONCERN

These financial statements have been prepared on a going concern basis, which implies Santo Mining will continue to meet its obligations and continue its operations for the next fiscal year. As of October 31, 2012, Santo Mining has not generated revenues and has accumulated losses of $484,067 since inception. Santo mining has not commenced operations. The Company’s sole officer and director is unwilling to loan or advance any additional capital to the Company, except for the costs associated with the preparation and filing of reports with the SEC. These factors raise substantial doubt regarding Santo Mining’s ability to continue as a going concern. The continuation of Santo Mining as a going concern is dependent upon financial support from its stockholders, the ability of Santo Mining to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Santo Mining be unable to continue as a going concern.

The Company intends to continue seeking and investigating potentially revenue producing projects through its mining operations. No assurances can be given as to the likelihood of it obtaining any revenue producing projects.

Note 3.  Going Concern

These financial statements have been prepared on a going concern basis, which implies Santo Mining will continue to meet its obligations and continue its operations for the next fiscal year. As of July 31, 2012, Santo Mining has not generated revenues, has working capital deficit and has accumulated losses of $281,556 since inception. These factors raise substantial doubt regarding Santo Mining’s ability to continue as a going concern. The continuation of Santo Mining as a going concern is dependent upon financial support from its stockholders, the ability of Santo Mining to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Santo Mining be unable to continue as a going concern.

Note 4. Equity Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5. – COMMON STOCK

In September 2012, 116,665 shares were issued to a third-party vendor for services. These shares were valued at $23,333. For the quarter ended October 31, 2012, the Company incurred $17,499 expenses for service rendered.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

Note 4.  Equity Transactions

The Company’s authorized capital stock consists of: 450,000,000 shares of common stock with a $0.00001 par value and 450,000,000 shares of preferred stock with a $0.00001 par value. As of

July 31, 2012, the Company has not issued any preferred shares.

On July 30, 2010, the Company sold 37,500,000 shares of common stock to the Company’s officer and director, Ms. Rosa Habeila Feliz Ruiz for $5,000.

On July 31, 2010, the Company sold 25,462,505 shares of common stock for $33,950.

On March 2, 2012, the Company sold 337,500 shares of common stock for $150,000 in a private placement transaction. These shares were issued pursuant to Regulation S of the Exchange Act of 1933.

On July 19, 2012, the Company sold 102,000 shares of common stock for $51,000 in a private placement transaction. These shares were sold pursuant to Regulation S of the Exchange Act of 1933.

During the year ended July 31, 2012, the Company agreed to issue 233,335 shares of common stock to a third party vendor for services. These shares were valued and recorded at their fair value of $46,667.

Note 5. Related Party Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Related Party Transactions Disclosure [Text Block]

NOTE 4. – RELATED PARTY TRANSACTIONS

As of October 31, 2012 and July 31, 2012, the Company had payable of $79,696 to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012. See Note 3 for the shares transferred between Ms. Ruiz and GEXPLO.

Note 5.  Related Party Transactions

As of July 31, 2012 and 2011, the Company had payable of $79,696 and $36,137, respectively, to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012.

On July 30, 2012, under the Acquisition Agreement, Ms. Rosa agreed to transfer 6,456,600 shares of the Company’s common stock she owned to GEXPLO, a company owned by Mr. Alain French, the Company’s new President, Chief Executive Officer and Director, for a mineral right previously owned by GEXPLO. The Company recorded $4,142 for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction.

Note 6. Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Text Block]

Note 6.  Income Taxes

Santo Mining uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. Since inception, Santo Mining incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is $281,556 at July 31, 2012, and will begin to expire in the year 2029. The net operating loss carry-forward amount is subject to IRS Section 382 limitation as the result of shares transferred by our officer in July 2012, described in Note 1.

At July 31, 2012, deferred tax assets consisted of the following:

	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-

Note 7. Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Subsequent Events [Text Block]

 NOTE 6. – SUBSEQUENT EVENTS

On November 19, 2012, the Company declared a 1-for-2 forward stock split.  On December 7, 2012, the Company filed a Certificate of Change with the Nevada Secretary of State to cancel the Certificate of Amendment originally filed on November 19, 2012 .

On December 14, 2012, Rosa Habeila Feliz Ruiz submitted a letter of resignation to the board of directors of the company, pursuant to which she resigned as Secretary and Director, effective immediately. Ms. Ruiz’s resignation was not as a result of any disagreement with the Company. The Company appointed Alain French, our Chief Executive Officer, President, Treasurer and Director as Secretary of the Company.

As of January 31, 2013, the Company had made advances to GEXPLO, SRL, a company owned by the Company's President, for a total of 85,310 for exploration expenses it paid on the Company's behalf.

Note 7.  Subsequent Events

In September 2012, 116,665 shares were issued to a third party vendor for services. These shares were valued at $23,333.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, Walter (the “Walter Claim”) and Maria (the “Maria Claim”), from GEXPLO pursuant to the “Acquisition Agreement”.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz transferred 13,181,460 of her shares of the Company’s common stock to the Vendor.

On October 12, 2012, the Company amended the Acquisition Agreement  (the “Amendment”) with GEXPLO and Rosa Habeila Feliz Ruiz. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, Henry (the “Henry Claim”), Francesca (the “Francesca Claim”), Eliza (the “Eliza Claim”) and Nathaniel (the “Nathaniel Claim”), from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor.

NOTE 1. - BASIS OF PRESENTATION	3 Months Ended
Oct. 31, 2012
Business Description and Basis of Presentation [Text Block]

NOTE 1. – BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Santo Mining Corp. (“Santo Mining” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained elsewhere in this prospectus.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2012 as reported in the Form 10-K have been omitted.

NOTE 3. - MINERAL CLAIMS	3 Months Ended
Oct. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3. – MINERAL CLAIMS

When this report uses the word “property” or “claim” it refers to a “concession application” which according to the Dominican Mining Law grants the holder with certain preferential rights including future exclusive rights to prospect, explore and exploit metallic minerals within its designated boundaries.

On July 30, 2012, under the Acquisition Agreement, Ms. Ruiz agreed to transfer 6,456,600 shares of the Company’s common stock she owned to GEXPLO SRL( "GLEXPLO"), a company owned by Mr. Alain French, the Company’s new President, Chief Executive Officer and Director, for a mineral right previously owned by GEXPLO. The Company recorded $4,142 (original costs incurred by GEXPLO to obtain the claim) for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, the Walter Claim and the Maria Claim, from GEXPLO, pursuant to the Acquisition Agreement.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz, the Secretary of the Company, transferred 13,181,460 of her shares of the Company’s common stock to the Vendor. The Vendor is owned by Alain French, our President, Chief Executive Officer and Director.

On October 12, 2012, the Company amended the Acquisition Agreement with GEXPLO and Rosa Habeila Feliz Ruiz, an officer and director of the Company. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, the Henry Claim, the Francesca Claim, the Eliza Claim and the Nathaniel Claim, from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor. The Vendor is owned by Alain French, our President, Chief Executive Officer and Director.

During the quarter ended October 31, 2012, the Company recorded $6,654 (original costs incurred by GEXPLO to obtain the claims) for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction. The company also paid $29,523 for expenses incurred on these mineral claims and applied $ 16,826 depositis on these mineral claims.

Note 6. Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Federal Income Tax Note [Table Text Block]
	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-

Note 1. Description of Business (Detail)	0 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010
Stock Issued During Period, Shares, Acquisitions (in Shares)	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770	102,000	337,500	37,500,000	25,462,505

Note 2. Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Foreign Currency Transaction Gain (Loss), Realized	$ 18	$ 10
Mineral Rights	63,912		63,912
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment	$ 1,037	$ 303	$ 1,340

Note 3. Going Concern (Detail) (USD $)	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Retained Earnings (Accumulated Deficit)	$ 484,067	$ (281,556)	$ (72,113)

Note 4. Equity Transactions (Detail) (USD $)	0 Months Ended								1 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Sep. 30, 2012	Jul. 31, 2011
Common Stock, Shares Authorized				450,000,000						450,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.00001						$ 0.00001
Preferred Stock, Shares Authorized				450,000,000						450,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.00001						$ 0.00001
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770		102,000	337,500	37,500,000	25,462,505
Sale of Stock, Consideration Received on Transaction (in Dollars)		$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950	$ 23,333
Stock Issued During Period, Shares, Issued for Services (in Shares)	12,644,943	13,181,460	6,456,600	233,335					116,665
Sale of Stock, Consideration Received on Transaction		300,000		46,667	51,000	150,000	5,000	33,950	23,333
Cost of Services									$ 17,499

Note 5. Related Party Transactions (Detail) (USD $)	0 Months Ended				1 Months Ended	5 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Sep. 30, 2012	Oct. 31, 2012	May 31, 2012	Jul. 31, 2011
Accounts Payable, Related Parties				$ 79,696		$ 79,696		$ 36,137
Accounts Payable, Related Parties (Deprecated 2009-01-31)							59,770
Stock Issued During Period, Shares, Issued for Services (in Shares)	12,644,943	13,181,460	6,456,600	233,335	116,665
Adjustments to Additional Paid in Capital, Other			4,142
Related Party Transaction, Amounts of Transaction						$ 59,770

Note 6. Income Taxes (Detail) (USD $)	Jul. 31, 2012
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 281,556

Note 6. Income Taxes (Detail) - At July 31, 2012, deferred tax assets consisted of the following: (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred tax asset (net operating loss carry-forward)	$ 95,729	$ 24,954
Less: valuation allowance	$ (95,729)	$ (24,954)

Note 7. Subsequent Events (Detail) (USD $)	0 Months Ended								1 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Sep. 30, 2012	Jan. 31, 2013
Stock Issued During Period, Shares, Issued for Services	12,644,943	13,181,460	6,456,600	233,335					116,665
Sale of Stock, Consideration Received on Transaction (in Dollars)		$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950	$ 23,333
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770		102,000	337,500	37,500,000	25,462,505
Related Party Debt, Noncurrent (Deprecated 2009-01-31)										$ 85,310

NOTE 3. - MINERAL CLAIMS (Detail) (USD $)	0 Months Ended			3 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Oct. 31, 2012
Stock Issued During Period, Shares, Acquisitions (in Shares)	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Value, Acquisitions			$ 4,142	$ 6,654
Payments to Acquire Mineral Rights				29,523
Deposits Assets				$ 16,826